Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalent [abstract]
Cash and cash equivalents
34 Cash and cash equivalents

Cash and cash equivalents
	2018	2017	2016
Treasury bills and other eligible bills	159	391	512
Deposits from banks/Loans and advances to banks	–2,617	–3,403	–2,492
Cash and balances with central banks	49,987	21,989	18,144
Cash and cash equivalents at end of year	47,529	18,977	16,164

Treasury bills and other eligible bills included in cash and cash equivalents
	2018	2017	2016
Treasury bills and other eligible bills included in trading assets	17	5	126
Treasury bills and other eligible bills included in AFS investments	n/a	386	386
Treasury bills and other eligible bills included in FVOCI		n/a	n/a
Treasury bills and other eligible bills included in securities at AC	142	n/a	n/a
	159	391	512

Deposits from banks/Loans and advances to banks
	2018	2017	2016
Included in cash and cash equivalents:
– Deposits from banks	–8,520	–8,563	–9,809
– Loans and advances to banks	5,903	5,160	7,317
	–2,617	–3,403	–2,492
Not included in cash and cash equivalents:
– Deposits from banks	–28,811	–28,258	–22,155
– Loans and advances to banks	24,519	23,651	21,541
	–4,292	–4,607	–614
Total as included in the statement of financial position:
– Deposits from banks	–37,330	–36,821	–31,964
– Loans and advances to banks	30,422	28,811	28,858
	–6,909	–8,010	–3,106

Cash and cash equivalents includes deposits from banks and loans and advances to banks that are on demand.

Included in Cash and cash equivalents, are minimum mandatory reserve deposits to be held with various central banks. Reference is made to Note 43 ‘Assets not freely disposable’ for restrictions on Cash and balances with central banks.

ING Group’s risk management (including liquidity) is explained in Note 53 ‘Risk management – Funding and liquidity risk’.